Income Tax - Summary of Reconciliation Between Reported Tax Expense and Theoretical Tax Expense Loss Before Taxes (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation Of Average Effective Tax Rate And Applicable Tax Rate [Abstract]
Loss before tax	€ (131)	€ (173)	€ (1,233)
Tax using the Luxembourg tax rate	(33)	(45)	(334)
Effect of tax rates in foreign jurisdictions	2	(11)	(10)
Permanent differences	58	(7)	15
Change in unrecognized deferred taxes	29	(43)	329
Deferred tax on foreign exchange differences	1	8	0
Other	(2)	3	2
Income tax expense/(benefit)	€ 55	€ (95)	€ 2